Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Share Capital [Line Items]
Current lease liabilities	$ 79	$ 69
Non-current lease liabilities	245	253
Other financial liabilities	$ 132	434
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities		$ 200